Expense Example - Federated Hermes Clover Small Value Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	692	992	1,313	2,221	327	700	1,200	2,383	174	539	928	2,019	125	390	676	1,489	117	365	633	1,398